Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of computing depreciation, method of depreciating equipment
Computer equipment	3 years straight-line
Office equipment	5 years straight-line
Software	3 years straight-line